UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/05

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT V, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-06231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

              /s/ Pamela K. Hagenah     Menlo Park, California     May 12, 2005
              ------------------------------------------------------------------
                  [Signature]               [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             31

Form 13F Information Table Value Total:                       $152,734
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                    FORM 13F
          NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT V, LLC
                                 as of 3/31/05

                                TITLE OF              VALUE     SHARES/       SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP    (X$1000)    PRN AMT       PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
----------------------          ------------------ ----------- ----------     ---  ----  ------- --------  --------  ------   ----
ATI TECHNOLOGIES INC.           COMM STK   001941103     3,659     211,620    SH           SOLE              211,620     0      0
ADVANCED MEDICAL OPTICS INC.    COMM STK   00763M108     2,316      63,950    SH           SOLE               63,950     0      0
AKAMAI TECH. INC.               COMM STK   00971T101     2,005     157,490    SH           SOLE              157,490     0      0
ALTIRIS INC.                    COMM STK   02148M100     1,879      78,780    SH           SOLE               78,780     0      0
AMERITRADE                      COMM STK   03074K100     5,836     571,604    SH           SOLE              571,604     0      0
ASK JEEVES INC.                 COMM STK   045174109    10,365     369,108    SH           SOLE              369,108     0      0
AVOCENT CORPORATION             COMM STK   053893103     2,526      98,430    SH           SOLE               98,430     0      0
BLACKBOARD INC.                 COMM STK   091935502     1,374      78,777    SH           SOLE               78,777     0      0
BROADCOM CORPORATION            COMM STK   111320107     6,921     231,310    SH           SOLE              231,310     0      0
CITRIX SYSTEMS, INC.            COMM STK   177376100     5,511     231,380    SH           SOLE              231,380     0      0
DOUBLECLICK INC.                COMM STK   258609304     4,547     590,470    SH           SOLE              590,470     0      0
DRUGSTORE.COM                   COMM STK   262241102       437     169,340    SH           SOLE              169,340     0      0
GOOGLE INC                      COMM STK   38259P508    10,661      59,060    SH           SOLE               59,060     0      0
JUNIPER NETWORKS INC.           COMM STK   48203R104     4,017     182,090    SH           SOLE              182,090     0      0
LINEAR TECHNOLOGY CORP.         COMM STK   535678106     7,730     201,780    SH           SOLE              201,780     0      0
MARVELL TECHNOLOGY GROUP LTD    COMM STK   G5874H105     2,453      63,980    SH           SOLE               63,980     0      0
MAXIM INTEGRATED PRODUCTS INC   COMM STK   57772K101     7,040     172,250    SH           SOLE              172,250     0      0
MCAFEE INC.                     COMM STK   579064106     5,552     246,080    SH           SOLE              246,080     0      0
NEUROMETRIX, INC.               COMM STK   641255104       797      83,424    SH           SOLE               83,424     0      0
OPENWAVE SYSTEMS INC.           COMM STK   683718308     7,499     615,180    SH           SOLE              615,180     0      0
POLYCOM INC.                    COMM STK   73172K104     4,004     236,220    SH           SOLE              236,220     0      0
POWERDSINE LTD.                 COMM STK   M41415106       509      49,720    SH           SOLE               49,720     0      0
QUALCOMM INC.                   COMM STK   747525103    12,980     354,350    SH           SOLE              354,350     0      0
RSA SECURITY INC.               COMM STK   749719100     1,170      73,820    SH           SOLE               73,820     0      0
RESEARCH IN MOTION LIMITED      COMM STK   760975102     4,889      63,980    SH           SOLE               63,980     0      0
SHANDA INTERACTIVE ENTERTNMTLTD ADS        81941Q203     3,575     118,110    SH           SOLE              118,110     0      0
SIRF TECHNOLOGY HOLDINGS INC.   COMM STK   82967H101     1,483     132,880    SH           SOLE              132,880     0      0
SONUS NETWORKS INC.             COMM STK   835916107       355      83,660    SH           SOLE               83,660     0      0
VERISIGN INC.                   COMM STK   92343E102    20,481     713,610    SH           SOLE              713,610     0      0
WEBEX COMMUNICATIONS INC.       COMM STK   94767L109     2,658     123,110    SH           SOLE              123,110     0      0
YAHOO!                          COMM STK   984332106     7,508     221,470    SH           SOLE              221,470     0      0
                                                      --------
GRAND TOTAL                                           $152,734
                                                      ========
